Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 3,379	$ 3,291	$ 3,229
Cost of revenues	2,153	1,840	1,929
Gross profit	1,226	1,451	1,300
Research and development expenses	7,433	7,096	8,273
Sales and marketing expenses	4,358	6,296	4,437
General and administrative expenses	4,529	3,755	4,166
Operating loss	15,094	15,696	15,576
Finance expenses (income), net	(37)	(378)	(924)
Net loss and comprehensive loss	$ 15,057	$ 15,318	$ 14,652
Basic and diluted net loss per share (in Dollars per share)	$ 0.24	$ 0.3	$ 0.32
Diluted net loss per share (in Dollars per share)	$ 0.24	$ 0.3	$ 0.32
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	63,579,251	50,876,790	45,638,030
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	63,579,251	50,876,790	45,638,030